American Beacon AHL TargetRisk Core Fund

Supplement dated February 16, 2021 to the

Summary Prospectus dated December 16, 2020

Effective February 1, 2021, Otto van Hemert of AHL Partners LLP is added as a Portfolio Manager for the American Beacon AHL TargetRisk Core Fund (the “Fund”). Accordingly, the following changes are made to the Fund’s Summary Prospectus:

I.	On page 7 of the Summary Prospectus, the table following the “Portfolio Managers” heading is deleted and replaced with the following:

AHL Partners LLP	Russell Korgaonkar Chief Investment Officer Since Fund Inception (2020)	Matthew Sargaison Portfolio Manager Since Fund Inception (2020)
Otto van Hemert Director of Core Strategies Since 2021

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